Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Investments	$ 8,572	$ 10,488
Book value at acquisition date	6,957	8,275
Changes in stockholders' equity	$ 1,615	$ 2,213
Camcem [member]
Disclosure of associates [line items]
Name of associate	Camcem, S.A. de C.V.
Activity	Cement
Country	Mexico
Investment, percentage	40.10%	10.30%
Investments	$ 3,618	$ 3,674
Trinidad Cement Limited [member]
Disclosure of associates [line items]
Name of associate	Trinidad Cement Limited
Activity	Cement
Country	Trinidad and Tobago
Investment, percentage	39.50%	39.50%
Investments	$ 0	$ 1,689
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of associate	Concrete Supply Co. LLC
Activity	Concrete
Country	United States
Investment, percentage	40.00%
Investments	$ 1,192	1,234
Akmenes Cementas AB [member]
Disclosure of associates [line items]
Name of associate	Akmenes Cementas AB
Activity	Cement
Country	Lithuania
Investment, percentage	37.80%
Investments	$ 585	586
ABC Capital, S.A. Institucion de Banca Multiple [member]
Disclosure of associates [line items]
Name of associate	ABC Capital, S.A. Institución de Banca Múltiple
Activity	Financing
Country	Mexico
Investment, percentage	33.90%
Investments	$ 228	474
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of associate	Lehigh White Cement Company
Activity	Cement
Country	United States
Investment, percentage	24.50%
Investments	$ 375	334
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of associate	Société Méridionale de Carrières
Activity	Aggregates
Country	France
Investment, percentage	33.30%
Investments	$ 367	300
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of associate	Société d'Exploitation de Carrières
Activity	Aggregates
Country	France
Investment, percentage	50.00%
Investments	$ 318	257
Cemento Interocenico Sa [member]
Disclosure of associates [line items]
Name of associate	Cemento Interoceánico S.A. (formerly Industrias Básicas, S.A.)
Activity	Cement
Country	Panama
Investment, percentage	25.00%
Investments	$ 168	155
Other companies [member]
Disclosure of associates [line items]
Name of associate	Other companies
Activity	-
Country	-
Investment, percentage	0.00%
Investments	$ 1,721	$ 1,785